EQUITY TRANSACTIONS (Details Narrative) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2013	Mar. 31, 2013	Mar. 01, 2012	Sep. 30, 2011	May 03, 2011	Apr. 30, 2011	Mar. 31, 2011	Feb. 28, 2011	Sep. 14, 2010	Aug. 31, 2010
Accounting Policies [Abstract]
Shares offered to accredited investors through private placement						5,000,000
Per share price for stocks offered in private placement						$ 1.00
Gross proceeds from shares issued	$ 1,341,000		$ 1,341,000		$ 777,000	$ 645,000			$ 1,500,000							$ 2,900,000
Shares issued to accredited investors															7,500,000	2,900,000
Direct offering costs																196,000
Shares issued for purchase of land and water shares						500,000
Per share value of stock issued for purchase of land and water shares						$ 1.00
Shares issued for services provided by consultants and directors						223,333
Value of shares issued to consultants and directors						296,000
Shares issued to non-employee board of directors						20,000
Shares issued in exchange for consulting services					200,000					120,000		100,000		70,000
Shares issued to creditor for payment of debt													722,000
Value of debt extinguished by shares issued													1,575,000
Loss from debt retirement													272,000
Shares issued as partial payment for purchase of Orlando										650,000
Shares issued under 2011 Long Term Stock Incentive Plan					1,148,000
Options exercised					452,000
Warrants exercised					50,000
Total stock-based expense to be amortized					7,523,000
Option and warrant expense					600,500
Value of options accreted to interest expense					91,000
Number of options issued as compensation to consultant					394,666
Strike price for options issued to consultant					$ 1.25
Fair value of options issued to consultant					791,000
Quarterly interest expense					61,000
Number of Northsight stock options converted					20,000
Number of Two Rivers stock options issued from conversion of Northsight options					20,000
Northsight options issued to purchaser of Legendary					200,000
Total expense to recognize					1,000
Number of stock options converted to RSUs						1,905,948
Number of RSUs granted to key employees						3,807,140
Expense recognized for RSUs issued					2,678,000	4,841,000
Expense recognized for extension of warrants	242,000		297,000	188,000		218,000
Warrants issued to purchase common stock											750,000
Common stock price per share for warrants issued							$ 1.25	$ 1.00			$ 2.00
Warrants issued to investment banker					250,000
Strike price for warrants issued					$ 2.00
Number of warrants exercised					50,000
Strike price for warrants exercised					$ 1.00
Net proceeds from warrants exercised					$ 50,000